LONG-TERM DEBTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of long-term debt instruments
	June 30,	December 31,
	2017	2016
	(In thousands)
Term Loans (see table below):
6% Senior Secured Term Loan, due 2019, net of debt issuance costs	$-	$29,214
6% Bridge Loan associated with the amended First Lien Term Loan, net of debt issuance costs	14,903	-
8.25% Second Lien Term Loan, net of debt issuance costs and debt discount	46,396	-
6% note payable to SOS Investment, LLC, due 2019	1,000	1,000
Notes payable - other	19	29
Total long-term debts:	62,318	30,243
Less: current portion	(16)	(17)
Total long-term debts, net of current portion:	$62,302	$30,226

	As of December 31,
	2016	2015
	(In thousands)
Term Loan:
6% Senior Secured Term Loan, due 2019, net of deferred financing costs and debt discount	$29,214	$-
Senior Secured Term Loan, interest at prime rate, due 2018, net of deferred financing costs and debt discount	-	2,492
6% note payable to SOS Investment, LLC, due 2019	1,000	-
Convertible Notes:
12% convertible related party note, due 2016, net of deferred financing costs and debt discount	-	1,055
12% convertible non-related party note, due 2016, net of deferred financing costs and debt discount	-	674
Convertible Debentures:
8% convertible debentures, due 2018, net of deferred financing costs and debt discount		6,846
Other notes payable	29	-
	$30,243	$11,067
Less: current portion	(17)	(11,067)
	$30,226	$-

Schedule of debt
At June 30, 2017 and December 31, 2016, the carrying amounts of the Term Loans were as follows:

	Principal Amount	Paid-in- kind Interest	Unamortized Debt Issuance Costs & Debt Discount	Carrying Amount
June 30, 2017:
Bridge Loan associated with the amended First Lien Term Loan, due September 2019	$15,000	$165	$(262)	$14,903
Second Lien Term Loan, due April 2021	80,000	1,176	(34,780)	46,396
Total:	$95,000	$1,341	$(35,042)	$61,299

December 31, 2016:
Senior Secured Term Loan, due 2019	$31,000	$-	$(1,786)	$29,214
Total:	$31,000	$-	$(1,786)	$29,214

Schedule Of Interest Expenses
The components of interest expense are as follows (in thousands):

	Six Months Ended June 30,
	2017	2016

Interest on term loans	$847	$217
Interest on notes payable	29	9
Interest on convertible notes and debentures (1)	-	881
Paid-in-kind interest on term loans	1,341	-
Amortization of debt financing costs on term loans	1,622	220
Amortization of discount on term loans	3,588	2,276
Total:	$7,427	$3,603

(1)	These convertible notes and debentures including accrued interest were fully converted into the Company’s common stock upon closing of the Brushy merger on June 23, 2016.